Related party transactions (Tables)	12 Months Ended
Mar. 31, 2018
Related Party Transactions [Abstract]
Related party group
Year ended	Mr. Anthony	Mr. Kim Wah	Mr. Woo-Ping	Mr. Andrew
March 31,	So	Chung	Fok	So
Director, Chief Executive Officer		Director	Director	Director and Chief Operating Officer
$ in thousands		$ in thousands	$ in thousands	$ in thousands

2016	$857 (i), (iii)	$170 (iii)	Nil	$249
2017	$643 (i), (iii)	$171 (iii)	Nil	$249
2018	$643 (i), (iii)	$170 (iii)	Nil	$259 (iii)

Mr. Henry		Mr. Albert
Schlueter		So
Director and Assistant Secretary		Director, Chief Financial Officer and Secretary
$ in thousands		$ in thousands

2016	$60 (ii)	$181(iii)
2017	$62 (ii)	$152
2018	$60 (ii)	$162 (iii)

The emoluments paid to the Company’s directors and officers were included in the salaries and related costs, while the consultancy fees or professional fees paid to Schlueter & Associates, P.C., were included in the administration and general expenses.

(i)	Apart from the emoluments paid by the Company as shown above, one of the properties of the Company in Hong Kong is also provided to Mr. Anthony So for his accommodation.

(ii)	The amounts for the years ended March 31, 2016, 2017 and 2018 represented professional fees paid to Schlueter & Associates, P.C., the Company’s SEC counsel, in which Mr. Henry Schlueter is one of the principals.

(iii)	The amount for the year ended March 31, 2016, included unpaid vacation payments of approximately $57,000, $10,000 and $12,000 for Mr. Anthony So, Mr. Kim Wah Chung and Mr. Albert So, respectively. The amount for the year ended March 31, 2017, included unpaid vacation payments of approximately $43,000 and $11,000 for Mr. Anthony So and Mr. Kim Wah Chung, respectively. The amount for the year ended March 31, 2018, included unpaid vacation payments of approximately $43,000, $10,000, $10,000 and $10,000 for Mr. Anthony So, Mr. Kim Wah Chung, Mr. Andrew So and Mr. Albert So, respectively.